DEBT - Narrative (Details) - EUR (€)					1 Months Ended	3 Months Ended
	May 27, 2025	May 21, 2024	Jul. 29, 2021	Jul. 31, 2019	Jul. 31, 2023	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 27, 2020
Disclosure of detailed information about borrowings [line items]
Debt							€ 2,884,220,000	€ 3,351,888,000	€ 2,477,186,000
Funding limit							550,000,000	550,000,000
Realized gains on partial cash tender executed					€ 7,940,000	€ 7,940,000
Cash Collected From Settlements of Receivables or Collateral
Disclosure of detailed information about borrowings [line items]
Restricted cash received from settlement of receivables or pledged lines of credit							54,434,000	53,644,000
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Debt							428,021,000	414,633,000	290,930,000
2025 Bond
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)										1.50%
Principal amount					199,037,000					€ 650,000,000
Voluntary prepayments made	€ 457,727,000				€ 191,097,000
Debt								454,449,000
Accrued interest								4,059,000
2030 Bond
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)		3.625%
Principal amount		€ 500,000,000
Borrowings, issue price (percent)		99.677%
Proceeds from bonds		€ 496,145,000
Borrowings, yield to maturity (percent)		3.686%
Debt							508,225,000	507,678,000
Accrued interest							11,121,000	11,173,000
2029 Notes and 2031 Notes
Disclosure of detailed information about borrowings [line items]
Proceeds from bonds				€ 298,316,000
2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)				1.12%
Principal amount				€ 150,000,000
Debt							150,395,000	150,302,000
Accrued interest							694,000	700,000
2031 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)				1.27%
Debt							150,378,000	150,315,000
Accrued interest							787,000	794,000
2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)			0.91%
Principal amount			€ 150,000,000
Proceeds from bonds			€ 149,495,000
Debt							150,277,000	150,229,000
Accrued interest							576,000	576,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Debt							€ 162,147,000	€ 126,270,000	€ 73,047,000